UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
Check here if Amendment [ ]; Amendment Number: ___________
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
     Name:            Mason Capital Partners
     Address:         50 Congress St. Suite 843
                      Boston, MA 02109
     13F File Number: 028-13148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:               Gregg Picillo
Title:              Chief Compliance Officer
Phone:              617-228-5190
Signature,          Place,         and Date of Signing:
/s/ Gregg Picillo   Boston, MA     January 28, 2013
Report Type (Check only one):

                              [ X] 13F HOLDINGS REPORT.
                              [  ] 13F NOTICE.
                              [  ] 13F COMBINATION REPORT.
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 109
Form 13F Information Table Value Total: $70,058(thousand)

List of Other Included Managers:

NONE

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
FORM 13F INFORMATION TABLE

                                                                             VALUE     SHARES/     SH/       INVSTMT
NAME OF ISSUER                            TITLE OF CLASS        CUSIP        (x$1000)  PRN AMT     PRN       DSCRETN
AT&T Inc.                                 COM                   00206R102    34        1000        SH        Sole
Air Products & Chemicals Inc.             COM                   009158106    6         70          SH        Sole
Amerigas Partners LP                      UNIT LTD PARTN        030975106    690       17810       SH        Sole
Anadarko Petroleum Corp.                  COM                   032511107    883       11880       SH        Sole
Aptargroup, Inc                           COM                   038336103    533       11160       SH        Sole
Automatic Data Processing Inc.            COM                   053015103    1024      17990       SH        Sole
Avery Dennison Corp.                      COM                   053611109    1524      43650       SH        Sole
B & G Foods Inc.                          COM                   05508R106    389       13730       SH        Sole
Bemis Co. Inc.                            COM                   081437105    1219      36425       SH        Sole
Brady Corp.                               COM                   104674106    1259      37690       SH        Sole
Brandywine Realty Trust 6.9% Pfd E        PFD                   105368609    843       33095       SH        Sole
BreitBurn Energy Partners LP              UNIT LTD PARTN        106776107    1294      70080       SH        Sole
Buckeye Partners LP                       UNIT LTD PARTN        118230101    1492      32862       SH        Sole
C.R. Bard Inc.                            COM                   067383109    1102      11270       SH        Sole
CBL & Associates Inc. 7.375% Pfd D        PFD                   124830605    372       14840       SH        Sole
Cedar Realty Trust 8.875% Pfd A           PFD                   150602308    205       8090        SH        Sole
Church & Dwight Co., Inc.                 COM                   171340102    680       12700       SH        Sole
Clorox Co.                                COM                   189054109    72        980         SH        Sole
Colgate-Palmolive Co.                     COM                   194162103    1209      11565       SH        Sole
Cominar REIT                              COM                   199910951    928       40930       SH        Sole
Commonwealth Bank of Australia            COM                   621503002    1345      20840       SH        Sole
Corporate Office Prop. Trust 7.5% Pfd H   PFD                   22002T603    226       8980        SH        Sole
DuPont Fabros Technology 7.875% Pfd A     PFD                   26613Q205    815       30600       SH        Sole
Ecolab, Inc.                              COM                   278865100    14        200         SH        Sole
Emerson Electric Co.                      COM                   291011104    910       17175       SH        Sole
Enterprise Products Partners LP           UNIT LTD PARTN        293792107    979       19547       SH        Sole
Exxon Mobil Corp.                         COM                   30231G102    61        705         SH        Sole
Facebook, Inc.                            COM                   30303M102    13        500         SH        Sole
First Industrial Realty Trust 7.25% Pfd J PFD                   32054K798    605       24128       SH        Sole
First Potomac Realty Trust 7.75% Pfd A    PFD                   33610F307    806       31408       SH        Sole
Fiserv Inc.                               COM                   337738108    1446      18300       SH        Sole
General Electric Co.                      COM                   369604103    25        1200        SH        Sole
General Mills Inc.                        COM                   370334104    1204      29780       SH        Sole
General Motors Co.                        COM                   37045V100    43        1500        SH        Sole
General Motors Co. Pfd B 4.75%            PFD                   37045V209    22        500         SH        Sole
Gladstone Commercial Corp. 7.5% Pfd B     PFD                   376536306    919       36515       SH        Sole
Gladstone Commercial Corp. 7.75% Pfd A    PFD                   376536207    17        685         SH        Sole
GlaxoSmithKline PLC ADR                   ADR                   37733W105    1032      23735       SH        Sole
Graco, Inc.                               COM                   384109104    679       13185       SH        Sole
Grainger, WW Inc.                         COM                   384802104    561       2772        SH        Sole
H.J. Heinz Co.                            COM                   423074103    1442      25005       SH        Sole
Hasbro Inc.                               COM                   418056107    1692      47120       SH        Sole
Heineken NV ADR                           ADR                   423012301    1364      40620       SH        Sole
Hormel Foods Corp.                        COM                   440452100    1481      47440       SH        Sole
Huaneng Power ADR                         ADR                   443304100    15        400         SH        Sole
ITT Corp.                                 COM                   450911201    850       36220       SH        Sole
ITT Exelis, Inc.                          COM                   30162A108    1         70          SH        Sole
Infosys Ltd. ADR                          ADR                   456788108    643       15205       SH        Sole
Ingredion Inc.                            COM                   457187102    3         50          SH        Sole
Jacob Engineering Group                   COM                   469814107    430       10100       SH        Sole
John Wiley & Sons Inc. A                  COM                   968223206    1043      26800       SH        Sole
Kilroy Realty Corp. 6.875% Pfd G          PFD                   49427F702    873       33685       SH        Sole
Kimberly-Clark Corp.                      COM                   494368103    799       9460        SH        Sole
Kinder Morgan Energy Partners LP          UNIT LTD PARTN        494550106    703       8805        SH        Sole
Kinder Morgan Inc.                        COM                   49456B101    22        634         SH        Sole
Kinder Morgan Inc. Warrants Exp. 02/15/17 COM                   49456B119    4         960         SH        Sole
Kinder Morgan Management LLC              COM                   49455U100    12        158.65      SH        Sole
Kite Realty Group Trust 8.25% Pfd A       PFD                   49803T201    927       36140       SH        Sole
Lanesborough REIT                         COM                   515555100    1         1100        SH        Sole
Marathon Oil Corp.                        COM                   565849106    672       21920       SH        Sole
Marathon Petroleum Corp.                  COM                   56585A102    811       12880       SH        Sole
McCormick & Co. Inc.                      COM                   579780206    604       9505        SH        Sole
McDonald's Corp.                          COM                   580135101    468       5305        SH        Sole
Mettler-Toledo International, Inc.        COM                   592688105    427       2210        SH        Sole
NEC Corp. Ords                            COM                   J4881812     3         1630        SH        Sole
NPB Cap Trust II 7.85% Pfd                PFD                   62935R209    132       5120        SH        Sole
National Grid PLC ADS                     ADR                   636274300    1478      25735       SH        Sole
Norfolk & Southern Corp.                  COM                   655844108    707       11425       SH        Sole
Northwest Natural Gas Co.                 COM                   667655104    16        365         SH        Sole
Novartis AG ADR                           ADR                   66987V109    1442      22780       SH        Sole
ONEOK Inc.                                COM                   682680103    13        300         SH        Sole
ONEOK Partners LP                         UNIT LTD PARTN        68268N103    681       12620       SH        Sole
Old Second Cap Trust I 7.8% Pfd           PFD                   680280104    2         250         SH        Sole
Omnicom Group                             COM                   681919106    1013      20275       SH        Sole
PAA Natural Gas Storage LP                UNIT LTD PARTN        693139107    1577      82780       SH        Sole
Parker Hannifin                           COM                   701094104    1404      16510       SH        Sole
Parkway Properties Inc. 8% Pfd D          PFD                   70159Q401    922       36835       SH        Sole
Paychex, Inc.                             COM                   704326107    1167      37510       SH        Sole
Peabody Energy Corp.                      COM                   704549104    414       15540       SH        Sole
Pfizer Inc.                               COM                   717081103    38        1500        SH        Sole
Philip Morris International, Inc.         COM                   718172109    38        450         SH        Sole
Plains All American Pipeline LP           UNIT LTD PARTN        726503105    807       17842       SH        Sole
Praxair, Inc.                             COM                   74005P104    333       3045        SH        Sole
Primaris Retail REIT                      COM                   74157U950    574       21240       SH        Sole
Prosperity Bancshares Inc.                COM                   743606105    753       17935       SH        Sole
Realty Income Corp.                       COM                   756109104    986       24510       SH        Sole
Realty Income Corp. 6.75% Pfd E           PFD                   756109708    13        490         SH        Sole
Roundy's Inc.                             COM                   779268101    180       40365       SH        Sole
Saul Centers 8% Pfd A                     PFD                   804395200    745       28980       SH        Sole
Schneider Electric SA                     COM                   483410007    1139      15760       SH        Sole
Sherwin-Williams Co.                      COM                   824348106    872       5670        SH        Sole
Suburban Propane Partners LP              UNIT LTD PARTN        864482104    694       17855       SH        Sole
Sunoco Logistics Partners LP              UNIT LTD PARTN        86764L108    918       18459       SH        Sole
TC Pipelines LP                           UNIT LTD PARTN        87233Q108    967       23955       SH        Sole
TCF Financial Corp. 6.45% Pfd B           PFD                   872277405    360       14730       SH        Sole
Teekay LNG Partners LP                    UNIT LTD PARTN        Y8564M105    171       4530        SH        Sole
Teva Pharmaceutical Industries Ltd.       COM                   881624209    13        350         SH        Sole
Toronto Dominion Bank                     COM                   891160509    1271      15070       SH        Sole
Total SA ADR                              ADR                   89151E109    497       9550        SH        Sole
Tullow Oil PLC                            COM                   015008907    734       35820       SH        Sole
UMH Mobile Homes 8.25% Pfd A              PFD                   903002202    685       26540       SH        Sole
Urstadt Biddle Properties Inc. 7.5% Pfd D PFD                   917286502    788       31076       SH        Sole
Vermilion Energy Trust                    COM                   923725956    63        1215        SH        Sole
Vornado Realty Trust 6.625% Pfd G         PFD                   929042802    1         30          SH        Sole
Vornado Realty Trust 6.625% Pfd I         PFD                   929042877    872       34810       SH        Sole
Vornado Realty Trust 6.75% Pfd H          PFD                   929042885    2         85          SH        Sole
Weingarten Realty Investors 6.50% Pfd F   PFD                   948741889    822       32940       SH        Sole
Xylem, Inc.                               COM                   98419M100    754       27840       SH        Sole
Zion Cap Trust 8% Pfd B                   PFD                   989703202    230       9050        SH        Sole
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